SCHEDULE OF CONSOLIDATED VIE's ASSETS AND LIABILITIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 1	17,555,689
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 2	2,658,657
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 3	860,203
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 4	905,232
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 5	5,280,401
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 6	3,633,190
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 7	74,340,164
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 8	27,183,336
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 9	1,114,941
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 10	3,643,142
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 11	37,932
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 12	10,881
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 13	0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 14	15,727
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 15	4,427,544
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 16	2,376,867
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 17	72,785
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 18	65,964
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 19	0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 20	32,844,632
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 21	103,689,659
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 22	73,337,628
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 23	21,075,655
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 24	22,514,658
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 25	37,004
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 26	42,463
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 27	52,396
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 28	53,864
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 29	124,854,714
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 30	95,948,613
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 31	9,502,241
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 32	0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 33	7,290,606
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 34	8,093,254
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 35	30,549,985
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 36	19,269,063
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 37	3,651,288
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 38	3,625,069
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 39	578,409
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 40	594,317
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 41	8,384,601
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 42	6,467,167
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 43	785,179
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 44	0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 45	450,746
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 46	416,485
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 47	61,193,055
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 48	38,465,355
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 49	61,193,055
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 50	38,465,355
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 1		2,658,657
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 2		191,570
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 3		905,232
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 4		908,327
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 5		3,633,190
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 6		8,500,770
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 7		27,183,336
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 8		36,690,323
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 9		3,048,825
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 10		276,638
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 11		10,881
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 12		10,465
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 13		15,727
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 14		226,867
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 15		2,376,867
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 16		6,350,749
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 17		65,964
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 18		74,976
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 19		32,844,632
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 20		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 21		72,743,311
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 22		53,230,685
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 23		22,514,658
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 24		24,648,688
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 25		42,463
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 26		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 27		53,864
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 28		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 29		95,354,296
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 30		77,879,373
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 31		8,093,254
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 32		8,355,457
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 33		19,269,063
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 34		15,692,066
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 35		3,625,069
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 36		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 37		6,467,167
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 38		5,701,872
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 39		416,485
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 40		2,107,965
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 41		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 42		1,531,755
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 43		37,871,038
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 44		33,389,115
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 45		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 46		170,686
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 47		37,871,038
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 48		33,559,801